9. WARRANTS (Details March 2014) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Details March 2014
Number outstanding	0.10
Weighted average remaining contractual life	4 years 1 month 13 days
Weighted average exercise price	$ 0.1	$ 0.1
Number exercisable	2,187,101
Weighted average exercise price exercisable	$ 0.10